Non-controlling Interest ("NCI") (Tables)	12 Months Ended
Mar. 31, 2026
Interests In Other Entities [Abstract]
Non-controlling Interest
The change in non-controlling interest is as follows:

	Note	Total
		$
Balance, March 31, 2024		42,097
Share of loss		(677)
Balance, March 31, 2025		41,420
Change in ownership interests in net assets	6(b)	(27,216)
Share of loss until February 17, 2026		(14,204)
Balance, March 31, 2026		—